Document and Entity Information	Dec. 20, 2023
Prospectus:
Document Type	497
Document Period End Date	Dec. 20, 2023
Entity Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 20, 2023
Document Effective Date	Dec. 20, 2023
Prospectus Date	Nov. 28, 2023
Multi-Class Prospectus | PACE Small/Medium Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PEVAX
Multi-Class Prospectus | PACE Small/Medium Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PVEYX
Multi-Class Prospectus | PACE Small/Medium Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PQUAX
Multi-Class Prospectus | PACE Small/Medium Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PUMYX
Class P Prospectus | PACE Small/Medium Co Value Equity Investments | Class P
Prospectus:
Trading Symbol	PCSVX
Class P Prospectus | PACE Small/Medium Co Growth Equity Investments | Class P
Prospectus:
Trading Symbol	PCSGX
Class P2 Prospectus | PACE Small/Medium Co Value Equity Investments | Class P2
Prospectus:
Trading Symbol	PVETX
Class P2 Prospectus | PACE Small/Medium Co Growth Equity Investments | Class P2
Prospectus:
Trading Symbol	PUMTX